Timber licenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets
Supporting information

Timber licences
As at December 31, 2023	$376
Amortization[1]	(17)
Foreign exchange	(1)
As at December 31, 2024	$358

As at December 31, 2024
Cost	$672
Accumulated amortization	(314)
Net	$358

As at December 31, 2024	$358
Amortization[1]	(17)
Impairment (note 16)	(3)
Disposals	(3)
As at December 31, 2025	$335

As at December 31, 2025
Cost	$663
Accumulated amortization	(328)
Net	$335
1.Amortization relates to cost of products sold.